Annual Total Returns - Fidelity Minnesota Municipal Income Fund [BarChart] - 12.31 Fidelity Minnesota Municipal Income Fund PRO-08 - Fidelity Minnesota Municipal Income Fund - Fidelity Minnesota Municipal Income Fund
Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	9.09%
Annual Return 2012	4.91%
Annual Return 2013	(1.91%)
Annual Return 2014	6.85%
Annual Return 2015	3.00%
Annual Return 2016	0.08%
Annual Return 2017	4.55%
Annual Return 2018	0.65%
Annual Return 2019	7.12%
Annual Return 2020	4.65%